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UBC Algorithmic Fundamentals ETF
FUND SUMMARY – UBC Algorithmic Fundamentals ETF
Investment Objective
The UBC Algorithmic Fundamentals ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors purchasing shares on a national securities exchange, national securities association, or over-the-counter trading system where shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	UBC Algorithmic Fundamentals ETF UBC Algorithmic Fundamentals ETF
Management Fee	0.75%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%
[1]	Under the Investment Advisory Agreement, Ultra Blue Capital, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
UBC Algorithmic Fundamentals ETF | UBC Algorithmic Fundamentals ETF | USD ($)	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund’s December 10, 2021 inception through the most recent fiscal period ended July 31, 2022, the Fund’s portfolio turnover rate was 253.27% of the average value of its portfolio.

Principal Investment Strategies

The Fund is actively managed by proprietary artificial intelligence (AI) algorithms. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowing for investment purposes) in large capitalization (“large cap”) companies listed on U.S. stock exchanges and markets, including common stocks, American Depositary Receipts (“ADRs”) and exchange-traded funds (“ETFs”) that provide exposure to large cap companies. The Adviser defines large cap equity securities as companies with market capitalizations of $10 billion or more, measured at the time of purchase.

In normal market conditions, the Adviser anticipates the Fund will hold 40-100 different positions across a broad spectrum of industries as dictated by its proprietary investment models. The Fund may take larger positions in certain companies and/or industries as dictated by its proprietary investment models. The Fund operates as a “non-diversified” fund which means it can invest in fewer securities at any one time than a diversified fund. The Fund’s systematic investment process is based on rigorous back testing of proprietary and evolving data-driven strategies and is designed to allow the Fund to achieve attractive risk-adjusted returns (i.e., returns made relative to the amount of risk taken). The Fund’s use of a systematic investment process does not guarantee that such risk-adjusted returns will be achieved.

In making investment decisions, the Adviser’s algorithms are trained to invest in profitable companies with predicted expanding fundamentals (i.e., companies demonstrating such things as improved cash flows and earnings per share, reasonable price-to-earnings ratio, and improving price-to-earnings growth and dividend yield). In predicting fundamentals, the Adviser uses its proprietary machine-learnings forecasting algorithms. The proprietary forecasting algorithms generate a wide range of short- to mid-term fundamental predictions for economic metrics, industries, and companies’ fundamentals (including financials and operating metrics) across multiple sectors. These fundamental predictions are underpinned by a highly scalable proprietary backend system which processes factual and market datasets available in the public domain. These datasets include historical financial statements, historical price action for companies, investor sentiment, and leading economic indicators, such as gross domestic product, purchasing manager’s index and consumer purchasing index. The Fund’s portfolio will be actively managed and may have exposure to growth and/or value companies. The Adviser believes that by running multiple independent models it serves as a cross-check for the predictions generated by the models.

The Adviser’s AI-driven algorithms actively identify opportunities and automatically invest, divest, and rebalance the Fund’s portfolio allocation, as well as provide real-time performance monitoring and systematic risk management through both rule-based and machine-learning algorithms to optimize portfolio performance. The risk/performance metrics the Adviser regularly calculates, and uses include Sharpe ratio, Sortino ratio, maximum drawdown, beta, alpha, standard deviation, portfolio turnover, and trading costs. In addition, the Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account anticipated transaction costs associated with trading a particular security. The model parameters the Adviser may optimize include security selection criteria, weighting, diversification, rebalancing frequency, and cash allocation. The Adviser has full discretion to override the machine-learning algorithms at any time, but it is unlikely the Adviser will do so on a regular basis. This would generally occur when portfolio security weightings and/or the portfolio turnover exceed expected thresholds.

The Adviser may employ various overlay strategies for the Fund that are designed to increase return and/or hedge against market risks and/or generate income. One strategy that may be employed by the Adviser involves writing covered calls on the broad market using ETF(s) based options and/or on stock holdings in the Fund. The Fund’s use of covered calls will provide the Fund with income, but it will limit the Fund’s opportunity to profit from an increase in the market value of the underlying security to the exercise price (plus the premium received). The Adviser may write call options on securities indices when the Adviser believes the underlying index is going to be flat or down. Both of these overlay strategies are designed to generate income for the Fund during periods when market conditions are expected to be flat to neutral. Another overlay strategy the Adviser may employ involves the use of short selling. Short selling involves investing in such a way that the Fund will benefit from a decline in value of an asset. The Adviser’s use of short selling will be primarily used to hedge/protect against a perceived risk such as a major market downturn. It is anticipated that the Fund’s use of short selling will typically involve shorting ETF(s) and/or stock holdings in the Fund. The Adviser may purchase put options on securities indices and/or stock holdings that provide downside protection as it relates to the Fund’s exposure to large cap stocks and/or to a market sector that the Adviser has identified as a risk for the Fund.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the ETF, investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities. Investment in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETF in which it invests. Further, certain ETFs in which the Fund may invest are leveraged, which may result in economic leverage, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.

Market Risk. The value of securities in the Fund’s overall portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period. The Fund’s performance is highly correlated with the broader stock market and hence carries systematic market risk.

Management Risk. The strategies used by the Adviser may fail to produce the intended result.

Quantitative Security Selection Model Risk. The Adviser relies on a proprietary investment process that it developed based on rigorous back-testing of the proprietary strategies that deploy certain assumptions and elections over various market periods. Back testing is the process of assessing how well a trading/investment strategy or analytical method could perform, based on historical data. It is a key component of the Fund’s strategy and allows the Adviser to test how a particular strategy has performed in certain market conditions, but the use of back testing does not guarantee that such performance will be repeated. The Fund bears the risk that the quantitative models used by the Fund will not be successful in forecasting market returns or in determining the investments and weighting of such investments for the Fund. The Adviser will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time and there can be no assurance that the current iteration of a model will be employed at any point in the future.

Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Growth Style Risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. In addition, there may be periods during which the investment performance of the Fund while using a growth strategy may suffer.

Value Style Risk. Value stocks present the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security’s true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Foreign Securities Risk. The Fund’s investments in foreign issuers will be through depositary receipts. These investments are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets.

Risks of Investment Selection. The Fund’s investment success depends on the skill of the Adviser, including the Adviser’s proprietary AI-driven algorithms, in evaluating, selecting, and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. While focusing the Fund’s investments in a particular sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

Non-Diversification Risk. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Portfolio Turnover Rate Risk. A fund with a high rate of portfolio turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. A fund with a high rate of portfolio turnover may also pay more brokerage commissions and may be more likely to incur other transaction costs (including imputed transaction costs), which may detract from performance. The Fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

Options Risk. The Fund’s use of options may result in the Fund being exposed to the following risks:

-	the writer of an option may be assigned an exercise at any time during the option period;
-	disruptions in the markets for underlying instruments could result in losses for options investors;
-	imperfect or no correlation between the option and securities being hedged;
-	the insolvency of a broker could present risks for the broker’s customers; and
-	market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund, which may reduce returns. When the Fund sells call options, it receives cash (premium received) but limits its opportunity to profit from an increase in the market value of the underlying instrument to the exercise price (plus the premium received).

Short Selling Risk. The Fund may enter into a short sale by selling a security it has borrowed (typically from a broker orother institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases,purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.

Risks of Hedging. The Fund may engage in “hedging” strategies, including short sales in an effort to protect assets from losses due to declines in the value of the Fund’s portfolio. There are risks in the use of these investment and trading strategies. There can be no assurance that the hedging strategies used will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions. If the Fund uses a hedging strategy at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund’s return. No assurance can be given that the Adviser will employ hedging strategies with respect to all or any portion of the Fund’s assets.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on NYSE Arca (the “Exchange”), trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.
●	Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in the Fund’s net asset value (“NAV”) and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Fund shares may trade at a discount to NAV. The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

●	Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
●	Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Performance History

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current net asset value per share, is available by calling toll-free 866-465-2004.